Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31, 2016	December 31, 2015
Purchased parts and materials	$46,475	$20,864
Work-in-process	4,403	3,485
Finished goods	19,746	11,311
	$70,624	$35,660